SHARE CAPITAL - Issued share capital (Details) ¥ / shares in Units, ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Jan. 01, 2017 ¥ / shares
SHARE CAPITAL [abstract]
Number of shares | shares	44,647,455,984	44,647,455,984	44,647,455,984
Issued share capital equivalent of	¥ 43,081	$ 6,266	¥ 43,081
Par value | ¥ / shares				¥ 0